Initial Public Offering - Amounts of ordinary shares (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 21, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Initial Public Offering
Gross Proceeds from the IPO allocated to public rights				$ (1)
HORIZON SPACE ACQUISITION II CORP
Initial Public Offering
Gross proceeds, shares					6,900,000	6,900,000
Gross Proceed, amount	$ 9,000,000				$ 69,000,000	$ 69,000,000
Gross Proceeds from the IPO allocated to public rights					(903,900)	(903,900)
Offering costs of public shares					(1,806,783)	(1,806,783)
Initial accretion of carrying value to redemption value					$ 2,710,683	2,710,683
Subsequent accretion of carrying value to redemption value						$ 344,530
Stock Redeemed or Called During Period, Shares		178,285			6,900,000	6,900,000
Accretion of carrying value to redemption value		$ 435,783	$ 726,071		$ 3,579,530	$ 344,530
Stock Redeemed or Called During Period, Value		$ 1,908,012			$ 72,924,060	$ 69,344,530